Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds - Senior Bonds [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
UF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 29,326,000
Series Maximum amount	29,326,000
USD [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Amount	30,000,000
Series Maximum amount	30,000,000
CLP [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Amount	347,000,000,000
Series Maximum amount	347,000,000,000
JPY [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Amount	3,000,000,000
Series Maximum amount	$ 3,000,000,000
UF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency		UF
Amount		$ 4,000,000
Series Maximum amount		6,000,000
USD [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Amount		693,000,000
Series Maximum amount		693,000,000
JPY [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Amount		25,000,000,000
Series Maximum amount		25,000,000,000
CHF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Amount		340,000,000
Series Maximum amount		$ 340,000,000
T3 [Member] | UF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency	UF
Amount	$ 5,000,000
Term (years)	11 years
Issuance rate (% annual)	1.55%
Placement date	Jun. 16, 2022
Series Maximum amount	$ 5,000,000
Maturity date	Jan. 01, 2030
W3 [Member] | UF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency	UF
Amount	$ 2,116,000
Term (years)	7 years 6 months
Issuance rate (% annual)	1.60%
Placement date	Jun. 30, 2022
Series Maximum amount	$ 2,116,000
Maturity date	Jun. 01, 2026
W5 [Member] | UF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency	UF
Amount	$ 1,210,000
Term (years)	9 years
Issuance rate (% annual)	1.80%
Placement date	Jun. 30, 2022
Series Maximum amount	$ 1,210,000
Maturity date	Mar. 01, 2028
U2 [Member] | UF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency	UF
Amount	$ 3,000,000
Term (years)	11 years 6 months
Issuance rate (% annual)	2.80%
Placement date	Jul. 28, 2022
Series Maximum amount	$ 3,000,000
Maturity date	Jun. 01, 2032
U1 [Member] | UF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency	UF
Amount	$ 3,000,000
Term (years)	7 years 6 months
Issuance rate (% annual)	2.50%
Placement date	Aug. 09, 2022
Series Maximum amount	$ 3,000,000
Maturity date	Jun. 01, 2029
T20 [Member] | UF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency	UF
Amount	$ 5,000,000
Term (years)	11 years 6 months
Issuance rate (% annual)	2.65%
Placement date	Oct. 24, 2022
Series Maximum amount	$ 5,000,000
Maturity date	Feb. 01, 2034
W4 [Member] | UF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency	UF
Amount	$ 8,000,000
Term (years)	10 years 6 months
Issuance rate (% annual)	2.65%
Placement date	Dec. 09, 2022
Series Maximum amount	$ 8,000,000
Maturity date	Dec. 01, 2033
W9 [Member] | UF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency	UF
Amount	$ 2,000,000
Term (years)	9 years 6 months
Issuance rate (% annual)	2.70%
Placement date	Jul. 27, 2022
Series Maximum amount	$ 2,000,000
Maturity date	Jun. 01, 2031
US Bonds [Member] | USD [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency	USD
Amount	$ 30,000,000
Term (years)	3 years
Placement date	Apr. 28, 2022
Series Maximum amount	$ 30,000,000
Maturity date	Apr. 28, 2025
US Bonds [Member] | USD [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency		USD
Amount		$ 50,000,000
Term (years)		2 years 9 months 18 days
Issuance rate (% annual)		0.71%
Placement date		Feb. 25, 2021
Series Maximum amount		$ 50,000,000
Maturity date		Dec. 28, 2023
US Bonds [Member] | USD [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency		USD
Amount		$ 100,000,000
Term (years)		2 years 10 months 24 days
Issuance rate (% annual)		0.72%
Placement date		Feb. 25, 2021
Series Maximum amount		$ 100,000,000
Maturity date		Jan. 26, 2024
US Bonds [Member] | USD [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency		USD
Amount		$ 27,000,000
Term (years)		7 years
Issuance rate (% annual)		2.00%
Placement date		Jun. 09, 2021
Series Maximum amount		$ 27,000,000
Maturity date		Jun. 09, 2028
US Bonds [Member] | USD [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency		USD
Amount		$ 16,000,000
Term (years)		5 years
Issuance rate (% annual)		1.64%
Placement date		Jul. 15, 2021
Series Maximum amount		$ 16,000,000
Maturity date		Jul. 15, 2026
U6 [Member] | CLP [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency	CLP
Amount	$ 64,800,000,000
Term (years)	5 years 6 months
Issuance rate (% annual)	2.95%
Placement date	Jun. 16, 2022
Series Maximum amount	$ 64,800,000,000
Maturity date	Apr. 01, 2026
U6 [Member] | CLP [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency	CLP
Amount	$ 35,200,000,000
Term (years)	5 years 6 months
Issuance rate (% annual)	2.95%
Placement date	Oct. 21, 2022
Series Maximum amount	$ 35,200,000,000
Maturity date	Apr. 01, 2026
U5 [Member] | CLP [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency	CLP
Amount	$ 100,000,000,000
Term (years)	4 years 6 months
Issuance rate (% annual)	2.70%
Placement date	Jun. 29, 2022
Series Maximum amount	$ 93,000,000,000
Maturity date	Apr. 01, 2025
U7 [Member] | CLP [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency	CLP
Amount	$ 72,000,000,000
Term (years)	5 years 6 months
Issuance rate (% annual)	7.00%
Placement date	Nov. 16, 2022
Series Maximum amount	$ 72,000,000,000
Maturity date	Apr. 01, 2026
T17 [Member] | CLP [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency	CLP
Amount	$ 75,000,000,000
Term (years)	10 years
Issuance rate (% annual)	7.50%
Placement date	Nov. 22, 2022
Series Maximum amount	$ 75,000,000,000
Maturity date	Aug. 01, 2032
Bono JPY [Member] | JPY [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency	JPY
Amount	$ 3,000,000,000
Term (years)	3 years
Issuance rate (% annual)	0.65%
Placement date	Sep. 15, 2022
Series Maximum amount	$ 3,000,000,000
Maturity date	Sep. 15, 2025
W1 [Member] | UF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency		UF
Amount		$ 4,000,000
Term (years)		5 years 3 months
Issuance rate (% annual)		1.55%
Placement date		Feb. 04, 2018
Series Maximum amount		$ 6,000,000
Maturity date		Jun. 01, 2025
USD [Member] | USD [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency		USD
Amount		$ 500,000,000
Term (years)		10 years
Issuance rate (% annual)		3.18%
Placement date		Oct. 21, 2021
Series Maximum amount		$ 500,000,000
Maturity date		Oct. 26, 2031
JPY Bonds [Member] | JPY [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency		JPY
Amount		$ 10,000,000,000
Term (years)		5 years
Issuance rate (% annual)		35.00%
Placement date		May 13, 2021
Series Maximum amount		$ 10,000,000,000
Maturity date		May 13, 2026
JPY Bonds [Member] | JPY [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency		JPY
Amount		$ 2,000,000,000
Term (years)		4 years
Issuance rate (% annual)		40.00%
Placement date		Jul. 12, 2021
Series Maximum amount		$ 2,000,000,000
Maturity date		Jul. 12, 2025
JPY Bonds [Member] | JPY [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency		JPY
Amount		$ 10,000,000,000
Term (years)		4 years
Issuance rate (% annual)		42.00%
Placement date		Jul. 13, 2021
Series Maximum amount		$ 10,000,000,000
Maturity date		Jul. 28, 2025
JPY Bond [Member] | JPY [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency		JPY
Amount		$ 3,000,000,000
Term (years)		4 years 4 months 24 days
Issuance rate (% annual)		0.48%
Placement date		Nov. 08, 2021
Series Maximum amount		$ 3,000,000
Maturity date		May 18, 2026
CHF Bonds [Member] | CHF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency		CHF
Amount		$ 150,000,000
Term (years)		6 years
Issuance rate (% annual)		0.33%
Placement date		Jun. 22, 2021
Series Maximum amount		$ 150,000,000
Maturity date		Jun. 22, 2027
CHF Bonds [Member] | CHF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of placement of senior bonds [Line Items]
Currency		CHF
Amount		$ 190,000,000
Term (years)		5 years
Issuance rate (% annual)		0.30%
Placement date		Oct. 12, 2021
Series Maximum amount		$ 190,000,000
Maturity date		Oct. 22, 2026